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             AIM HIGH INCOME MUNICIPAL FUND -- CLASS A, B, C SHARES


                        Supplement dated January 20, 2006
              to the Prospectus dated July 29, 2005 as supplemented
             August 5, 2005, December 8, 2005 and December 23, 2005


Effective January 31, 2006, the following replaces in its entirety the heading and the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         "PORTFOLIO MANAGER(S)

         Franklin Ruben, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997.

         He is assisted by the advisor's Municipal Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."
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                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIO OF AIM TAX-EXEMPT FUNDS)

                      Supplement dated January 20, 2006 to
   the Statement of Additional Information dated July 29, 2005 as supplemented
     July 29, 2005, August 31, 2005, October 5, 2005 and December 23, 2005


Information pertaining to Richard A. Berry and Sharon A. Copper appearing under the headings "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM HIGH INCOME MUNICIPAL FUND" and "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM HIGH INCOME MUNICIPAL FUND" on pages H-1 and H-3 of the Statement of Additional Information is deleted effective January 31, 2006.